Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Jun. 30, 2018	$ 5,000		$ 93	$ 38,214,213	$ (45,282,678)	$ (46,477)	$ 357,929	$ (6,751,920)
Balance, shares at Jun. 30, 2018	500,000	1	92,859
Issuance of common stock for conversion of convertible debt and accrued interest			$ 704	3,350,079				3,350,783
Issuance of common stock for conversion of convertible debt and accrued interest, shares			704,258
Reclassification of put premium upon debt conversion				1,824,317				1,824,317
Extinguishment of derivative liability associated with convertible notes				1,029,039				1,029,039
Issuance of common stock for exercise of warrants				30				30
Issuance of common stock for exercise of warrants, shares			24
Foreign currency translation gain/loss							709,069	709,069
Issuance of common stock under put premium			$ 147	1,100,233				1,100,380
Issuance of common stock under put premium, shares			147,200
Issuance of common stock for offering costs			$ 8	298,914				298,922
Issuance of common stock for offering costs, shares			7,701
Issuance of common stock for services			$ 16	168,984				169,000
Issuance of common stock for services, shares			16,000
Amortization of offering costs				(313,923)				(313,923)
Stock based compensation in connection with stock option grants and restricted stock unit grants				41,436				41,436
Issuance of units for cash, shares
Net loss					(5,758,369)			(5,758,369)
Balance at Jun. 30, 2019	$ 5,000		$ 968	45,713,322	(51,041,047)	(46,477)	1,066,998	(4,301,236)
Balance, shares at Jun. 30, 2019	500,000	1	968,042
Issuance of common stock for conversion of convertible debt and accrued interest			$ 247,619	1,877,555				2,125,174
Issuance of common stock for conversion of convertible debt and accrued interest, shares			247,619,247
Reclassification of put premium upon debt conversion				874,924				874,924
Foreign currency translation gain/loss							200,673	200,673
Relative fair value of warrants issued with convertible debt				375,905				375,905
Issuance of common stock for services			$ 8,729	104,913				113,642
Issuance of common stock for services, shares			8,728,574
Stock based compensation in connection with stock option grants and restricted stock unit grants				300,416				300,416
Stock based compensation in connection with fair value of warrants issued for services				984,810				984,810
Issuance of units for cash			$ 804	424,186				424,990
Issuance of units for cash, shares			804,518
Net loss					(4,740,723)			(4,740,723)
Balance at Jun. 30, 2020	$ 5,000		$ 258,120	$ 50,656,031	$ (55,781,770)	$ (46,477)	$ 1,267,671	$ (3,641,425)
Balance, shares at Jun. 30, 2020	500,000	1	258,120,381